Earnings per share	12 Months Ended
Mar. 31, 2024
Earnings per share
Earnings per share

8. Earnings per share

Basic earnings per share is the amount of profit generated for the financial year attributable to equity shareholders divided by the weighted average number of shares in issue during the year.

	2024 Millions	2023 Millions	2022 Millions
Weighted average number of shares for basic earnings per share	27,056	27,680	29,012
Effect of dilutive potential shares: restricted shares and share options	95	95	97
Weighted average number of shares for diluted earnings per share	27,151	27,775	29,109

			Re-presented[1]		Re-presented[1]
	2024		2023		2022
	€m		€m		€m
Profit for earnings per share from continuing operations attributable to owners	1,205		12,085		2,052
(Loss)/profit for earnings per share from discontinued operations attributable to owners	(65)		(247)		185
Profit for basic and diluted earnings per share	1,140		11,838		2,237

			Re-presented[1]		Re-presented[1]
	2024		2023		2022
	eurocents		eurocents		eurocents
Basic earnings per share from continuing operations	4.45	c	43.66	c	7.07	c
Basic (loss)/earnings per share from discontinued operations	(0.24)	c	(0.89)	c	0.64	c
Basic earnings per share	4.21	c	42.77	c	7.71	c

			Re-presented[1]		Re-presented[1]
	2024		2023		2022
	eurocents		eurocents		eurocents
Diluted earnings per share from continuing operations	4.44	c	43.51	c	7.05	c
Diluted (loss)/earnings per share from discontinued operations	(0.24)	c	(0.89)	c	0.63	c
Diluted earnings per share	4.20	c	42.62	c	7.68	c

Note:

1	The results for the years ended 31 March 2023 and 31 March 2022 have been re-presented to reflect that the results of Vodafone Spain and Vodafone Italy are now reported as discontinued operations. See note 7 ‘Discontinued operations and assets held for sale’ for more information.